Earnings Per Share	3 Months Ended
Dec. 27, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The reconciliations between basic and diluted earnings per share attributable to Tyco common shareholders are as follows (in millions, except per share data):

	For the Quarter Ended December 27, 2013			For the Quarter Ended December 28, 2012
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
Basic earnings per share attributable to Tyco common shareholders:
Income from continuing operations	$244	464	$0.53	$140	466	$0.30
Share options and restricted share awards		7			7
Diluted earnings per share attributable to Tyco common shareholders:
Income from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments	$244	471	$0.52	$140	473	$0.30

The computation of diluted earnings per share for the quarter ended December 27, 2013 excludes the effect of the potential exercise of share options to purchase approximately 2 million shares and excludes restricted stock units of approximately 1 million because the effect would be anti-dilutive. The computation of diluted earnings per share for the quarter ended December 28, 2012 excludes the effect of the potential exercise of share options to purchase approximately 7 million shares and excludes restricted stock units of 1 million because the effect would be anti-dilutive.